UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Dryden Government Securities Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	11/30/2005

Date of reporting period:	11/30/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Government Securities Trust/

Money Market Series

NOVEMBER 30, 2005	ANNUAL REPORT

FUND TYPE

Money market

OBJECTIVES

High current income, preservation of capital, and maintenance of liquidity.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

January 16, 2006

Dear Shareholder:

We hope you find the annual report for the Dryden Government Securities Trust/Money Market Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Government Securities Trust/Money Market Series

Dryden Government Securities Trust/Money Market Series	1

Your Series’ Performance

Series objectives

The investment objectives of the Dryden Government Securities Trust/Money Market Series (the Series) are high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Series will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 11/30/05
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	3.64%	$1.00	43 Days	$232.0
Class Z	3.76%	$1.00	43 Days	$20.0
iMoneyNet, Inc. Government & Agency Retail Avg.*	3.31%	N/A	31 Days	N/A

*iMoneyNet,	Inc. reports a seven-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average as of November 29, 2005.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

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Investment Subadviser’s Report

Prudential Investment Management, Inc.

Money Market Series

Trend toward higher interest rates benefit money market funds

During the Series’ fiscal year that began December 1, 2004, yields on money market securities rose in tandem with Federal Reserve (Fed) policymakers’ repeated increases in short-term interest rates. We were able to take advantage of attractive investment opportunities created by this trend and provide a competitive yield throughout the fiscal year.

Fed policymakers tried to prevent the U.S. economy from overheating by gradually raising short-term rates. Since the latest rate hike campaign began in June 2004, the target for the federal funds rate on overnight loans between banks was increased 13 times in quarter-point increments, lifting the key rate from 1.00% to 4.25%. Eight of those increases occurred during the Series’ fiscal year.

Favoring repurchase agreements over federal agency securities

The Series held high-quality, short-term federal agency securities and repurchase agreements backed by government securities, but exposure to these investments changed significantly during the fiscal year. This occurred because of a shifting regulatory environment affecting the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which are stockholder-owned, government-sponsored enterprises that purchase mortgages from lenders to help encourage homeownership in the United States. Some of these home loans are packaged into mortgage-backed securities that are sold to investors, but others are retained in the mortgage portfolios of Fannie Mae and Freddie Mac.

Government regulators are considering limiting the size of these large mortgage portfolios over risk concerns. In anticipation of this change, Fannie Mae and Freddie Mac have already begun to reduce their mortgage portfolios. Consequently, they issue fewer discount notes to raise money to purchase home loans, which have made these notes expensive. Therefore, as discount notes held by the Series matured, we often reinvested proceeds in short-term repurchase agreements, which we believe offered attractive value. This strategy reduced the Series’ exposure to federal agency discount notes and increased its exposure to repurchase agreements, which typically came due in one to seven days. This worked well because we frequently entered into new repurchase agreements at progressively higher yields as short-term rates rose.

Adjustable-rate securities enhanced Series’ yield

Also performing well in the rising-interest-rate environment were short-term, adjustable-rate debt securities, whose interest rates reset periodically based on

Dryden Government Securities Trust/Money Market Series	3

Investment Subadviser’s Report (continued)

formulas tied to the one- and three-month London interbank offered rate. Strong investor demand for these securities caused them to become more expensive. Therefore, as adjustable-rate securities held by the Series matured, we reinvested proceeds in short-term repurchase agreements. The Series’ considerable exposure to adjustable-rate securities gradually declined.

Callable federal agency securities another positive for the Series

To balance the Series’ growing exposure to the shorter end of the money market maturity spectrum, we invested in federal agency securities scheduled to mature in 13 months that could be retired early (or called) by their respective issuers in three months. These callable securities featured attractive yields to compensate investors for the early maturity option. We also found attractive investment opportunities among federal agency securities maturing in three to six months, some of which were also callable. The combination of longer-term money market securities with attractive yields and the ability to frequently reinvest proceeds from repurchase agreements at progressively higher yields proved to be effective strategies.

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on June 1, 2005, at the beginning of the period, and held through the six-month period ended November 30, 2005.

Each Series transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and

Dryden Government Securities Trust/Money Market Series	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Government Securities Trust/ Money Market Series		Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,014.30	0.71%	$3.59
	Hypothetical	$1,000.00	$1,021.51	0.71%	$3.60

Class Z	Actual	$1,000.00	$1,015.00	0.58%	$2.93
	Hypothetical	$1,000.00	$1,022.16	0.58%	$2.94

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2005, and divided by the 365 days in the Fund’s fiscal year ended November 30, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of November 30, 2005

Principal Amount (000)	Description	Value (Note 1)

Federal Home Loan Bank 31.0%
$969	3.94%, 12/06/05	$968,470
17,960	2.50%, 12/15/05	17,949,246
15,000	3.99%, 12/16/05	14,975,063
6,770	2.55%, 2/14/06	6,753,113
2,000	2.55%, 4/13/06	1,988,643
1,000	2.56%, 3/22/06	995,528
14,550	3.713%, 6/12/06	14,546,675
3,600	3.50%, 8/04/06	3,591,115
10,000	4.00%, 8/11/06	10,000,000
4,000	4.19%, 9/08/06	3,999,230
1,750	2.36%, 9/15/06	1,720,219
690	3.16%, 11/13/06	680,215

		78,167,517

Federal Home Loan Mortgage Corporation 9.9%
16,551	3.95%, 12/12/05	16,531,024
8,575	4.20%, 3/13/06	8,472,958

		25,003,982

Federal National Mortgage Association 21.1%
7,435	3.93%, 12/12/05	7,426,072
14,945	6.00%, 12/15/05	14,955,891
2,715	3.766%, 12/19/05	2,714,890
15,000	3.976%, 1/09/06	14,999,077
4,000	2.00%, 3/29/06	3,974,393
970	2.00%, 6/30/06	958,691
3,000	2.40%, 4/28/06	2,977,800
500	4.268%, 5/22/06	499,919
1,550	5.25%, 6/15/06	1,559,878
3,000	4.10%, 8/22/06	2,999,797

		53,066,408

Repurchase Agreements 41.8%(a)
25,000	Banc of America Securities LLC, 4.03%, dated 11/30/05, due 12/01/05 in the amount of $25,002,799 (cost $25,000,000; the value of the collateral including interest was $25,500,000)	25,000,000
10,422	Deutsche Bank, 4.01%, dated 11/30/05, due 12/01/05 in the amount of $10,423,161 (cost $10,422,000; the value of the collateral including interest was $10,630,440)	10,422,000

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	7

Portfolio of Investments

as of November 30, 2005 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$20,000	Greenwich Capital Markets, 4.04%, dated 11/14/05, due 12/13/05 in the amount of $20,065,089 (cost $20,000,000; the value of the collateral including interest was $20,400,527)	$20,000,000
25,000	Morgan Stanley, 4.03%, dated 11/29/05, due 12/06/05 in the amount of $25,019,590 (cost $25,000,000; the value of the collateral including interest was $25,500,000)	25,000,000
25,000	UBS Securities LLC, 4.02%, dated 11/30/05, due 12/01/05 in the amount of $25,002,792 (cost $25,000,000; the value of the collateral including interest was $25,500,802)	25,000,000

		105,422,000

	Total Investments 103.8% (amortized cost $261,659,907)(b)	261,659,907
	Liabilities in excess of other assets (3.8%)	(9,542,171)

	Net Assets 100%	$252,117,736

(a)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(b)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of November 30, 2005 was as follows:

Repurchase Agreements	41.8%
Federal Home Loan Bank	31.0
Federal National Mortgage Association	21.1
Federal Home Loan Mortgage Corporation	9.9

103.8
Liabilities in excess of other assets	(3.8)

100.0%

See Notes to Financial Statements.

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Financial Statements

NOVEMBER 30, 2005	ANNUAL REPORT

Dryden Government Securities Trust

Money Market Series

Statement of Assets and Liabilities

as of November 30, 2005

Assets
Unaffiliated Investments, amortized cost	$156,237,907
Repurchase Agreements, at amortized cost	105,422,000
Interest receivable	1,226,769
Receivable for Series shares sold	874,121
Prepaid expenses and other assets	4,803

Total assets	263,765,600

Liabilities
Payable for Series shares reacquired	5,838,780
Payable for investments purchased	4,545,329
Accrued expenses and other liabilities	457,340
Payable to custodian	375,985
Dividends payable	169,304
Transfer agent fee payable	122,098
Management fee payable	91,536
Distribution fee payable	26,547
Deferred trustees’ fees	20,945

Total liabilities	11,647,864

Net Assets	$252,117,736

Net assets were comprised of:
Shares of beneficial interest, at par ($.01 per share)	$2,520,883
Paid-in capital in excess of par	249,597,471

252,118,354
Accumulated net investment income	84,870
Accumulated net realized loss on investments	(85,488)

Net assets November 30, 2005	$252,117,736

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share ($232,144,479 ÷ 232,117,613 shares of beneficial interest issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($19,973,257 ÷ 19,970,929 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	11

Statement of Operations

Year Ended November 30, 2005

Net Investment Income
Interest	$8,748,818

Expenses
Management fee	1,133,087
Distribution fee—Class A	329,095
Transfer agent’s fee and expenses	523,000
Custodian’s fees and expenses	84,000
Reports to shareholders	40,000
Legal fees and expenses	30,000
Registration fees	30,000
Audit fee	16,000
Trustees’ fees	15,000
Insurance expenses	3,000
Miscellaneous	12,303

Total expenses	2,215,485

Net investment income	6,533,333

Realized Gain On Investments
Net realized gain on investment transactions	977

Net Increase In Net Assets Resulting From Operations	$6,534,310

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended November 30,
	2005	2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$6,533,333	$2,388,166
Net realized gain (loss) on investment transactions	977	(86,465)

Net increase in net assets resulting from operations	6,534,310	2,301,701

Dividends and distributions (Note 1)
Class A	(6,009,816)	(2,150,643)
Class Z	(495,300)	(151,058)

	(6,505,116)	(2,301,701)

Series share transactions(a) (Note 5)
Net proceeds from shares subscribed	402,815,054	578,171,597
Net asset value of shares issued in reinvestment of dividends and distributions	6,289,155	2,035,101
Cost of shares reacquired	(477,120,441)	(787,394,329)

Net decrease in net assets from Series share transactions	(68,016,232)	(207,187,631)

Total decrease	(67,987,038)	(207,187,631)

Net Assets
Beginning of year	320,104,774	527,292,405

End of year(b)	$252,117,736	$320,104,774

(a) At $1.00 per share for the Money Market Series.
(b) Includes undistributed net investment income of	$84,870	$56,066

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	13

Notes to Financial Statements

Dryden Government Securities Trust (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Money Market Series (the “Series”) seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .40 of 1% of the Series’ average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion. The effective management fee rate was .40 of 1% for the year ended November 30, 2005.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of the Fund. The Series compensates PIMS for distributing and servicing the Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Dryden Government Securities Trust/Money Market Series	15

Notes to Financial Statements

Cont’d

Pursuant to the Class A Plan, the Series compensate PIMS at an annual rate of .125 of 1% of Class A average daily net assets.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

Note 4. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present accumulated net investment income and accumulated net realized capital losses on investments on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital, accumulated net investment income and accumulated net realized losses on investments. For the year ended November 30, 2005, the adjustments were to decrease paid-in-capital and increase accumulated net investment income by $587 due to differences between financial reporting and tax accounting. Net investment income, net realized gains and net assets were not affected by this change.

For the years ended November 30, 2005 and November 30, 2004, the tax character of the dividends paid, as reflected in the statement of Changes of $6,505,116 and $2,301,701 respectively was ordinary income for federal income tax purposes.

As of November 30, 2005, the accumulated undistributed earnings on a tax basis was $275,117 of ordinary income (which includes a timing difference of $169,303 for dividends payable).

As of November 30, 2005, for federal income tax purposes, the Series had a capital loss carryforward as of November 30, 2005 of approximately $86,000 which expires in 2012. In addition, the Series utilized approximately $1,000 of its prior year capital loss carry forward to offset net taxable gains realized in the fiscal year ended November 30,

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2005. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Note 5. Capital

The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. The Series may also offer Class S shares. There are no Class S shares currently issued and outstanding. Each series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

Transactions in shares of beneficial interest at $1 net asset value per share, for the Series were as follows:

Class A	Year ended November 30, 2005	Year ended November 30, 2004
Shares sold	394,444,864	567,568,643
Shares issued in investment of dividends and distributions	5,799,131	1,889,531
Shares reacquired	(465,591,470)	(776,799,239)

Net increase (decrease) in shares outstanding	(65,347,677)	(207,341,065)

Class Z
Shares sold	8,370,190	10,602,954
Shares issued in reinvestment of dividends and distributions	490,024	145,570
Shares reacquired	(11,528,971)	(10,595,090)

Net increase (decrease) in shares outstanding	(2,668,785)	153,434

Dryden Government Securities Trust/Money Market Series	17

Financial Highlights

Class A
Year Ended November 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000

Net investment income and net realized gain on investment transactions	.023
Dividends and distributions	(.023)

Net asset value, end of year	$1.000

Total Return(a):	2.30%
Ratios/Supplemental Data:
Net assets, end of year (000)	$232,144
Average net assets (000)	$263,276
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.80%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	2.29%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2004	2003	2002	2001

$1.000	$1.000	$1.000	$1.000

.006	.005	.012	.039
(.006)	(.005)	(.012)	(.039)

$1.000	$1.000	$1.000	$1.000

.59%	.47%	1.19%	4.04%

$297,465	$504,806	$607,585	$608,038
$398,378	$571,964	$612,109	$589,136

.71%	.87%	.77%	.83%
.58%	.74%	.64%	.70%
.54%	.46%	1.14%	3.82%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	19

Financial Highlights

Cont’d

Class Z
Year Ended November 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000

Net investment income and net realized gain on investment transactions	.024
Dividends and distributions	(.024)

Net asset value, end of year	$1.000

Total Return(a):	2.43%
Ratios/Supplemental Data:
Net assets, end of year (000)	$19,973
Average net assets (000)	$19,996
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.67%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	2.49%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2004	2003	2002	2001

$1.000	$1.000	$1.000	$1.000

.008	.006	.013	.040
(.008)	(.006)	(.013)	(.040)

$1.000	$1.000	$1.000	$1.000

.75%	.60%	1.32%	4.16%

$22,640	$22,486	$23,002	$31,188
$19,664	$22,010	$27,790	$37,641

.58%	.74%	.64%	.70%
.58%	.74%	.64%	.70%
.77%	.56%	1.27%	4.03%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	21

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders of Dryden Government Securities Trust—Money Market Series

We have audited the accompanying statement of assets and liabilities of Dryden Government Securities Trust—Money Market Series (hereafter referred to as the “Fund”), including the portfolio of investments, as of November 30, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years presented prior to the year ended November 30, 2004, were audited by another independent registered public accounting firm, whose report dated January 20, 2004, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2005, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

January 27, 2006

22	Visit our website at www.jennisondryden.com

Federal Income Tax Information

(Unaudited)

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 11.40% of the dividends paid from ordinary income in the fiscal year ended November 30,2005 qualify for each of these states’ tax exclusion.

In January 2006, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of dividends received by you in calendar year 2005.

For more detailed information regarding your federal, state and local taxes, you should contact your tax adviser.

Dryden Government Securities Trust/Money Market Series	23

Management of the Fund

(Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended, (the 1940 Act) are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Trustees(2)

David E.A. Carson (71), Trustee since 2003(3) Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Director (January 2000-May 2000), Chairman (January 1999- December 1999), Chairman and Chief Executive Officer (January 1998-December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held:(4) Director (since 2004) of The High Yield Plus Fund, Inc.

Richard A. Redeker (62), Trustee since 1995(3) Oversees 89 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:(4) Director (since January 2005) of The High Yield Plus Fund, Inc.

Interested Trustees(1)

Judy A. Rice (58), President since 2003 and Trustee since 2000(3) Oversees 89 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since February 2003) of Prudential Investments LLC; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Executive Vice President (September 1999-February 2003) of Prudential Investments LLC; Member of Board of Governors of the Money Management Institute.

Other Directorships held:(4) Director (since August 2005) of The High Yield Plus Fund, Inc.

Information pertaining to the Officers of the Fund who are not also Trustees is set forth below.

Officers(2)

Kathryn L. Quirk (53), Chief Legal Officer since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC and Prudential Mutual Fund Services LLC; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

24	Visit our website at www.jennisondryden.com

Grace C. Torres (46), Treasurer and Principal Financial and Accounting Officer since 1999(3)

Principal occupations (last 5 years): Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of American Skandia Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of American Skandia Investment Services, Inc.

Deborah A. Docs (48), Secretary since 2004(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Jonathan D. Shain (47), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Claudia DiGiacomo (31), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary (since December 2005) of Prudential Investments LLC; Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Lee D. Augsburger (46), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Senior Vice President and Chief Compliance Officer (since April 2003) of Prudential Investments LLC; Vice President (since November 2000) and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; Chief Compliance Officer and Senior Vice President (since May 2003) of American Skandia Investment Services, Inc.; Chief Compliance Officer (since October 2004) of Quantitative Management Associates LLC.

Maryanne Ryan (41), Anti-Money Laundering Compliance Officer since 2002(3)

Principal occupations (last 5 years): Anti-Money Laundering Officer and Vice President (since April 2002) of Pruco Securities, LLC. Vice President and Bank Secrecy Act Officer (since July 2004) of Prudential Trust Company; Anti-Money Laundering Officer (since April 2003) of Prudential Investments LLC.

Dryden Government Securities Trust/Money Market Series	25

(1)	“Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager the Subadviser or the Distributor.

(2)	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)	There is no set term of office for Trustees and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustee and/or Officer.

(4)	This column includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust and Prudential’s Gibraltar Fund.

26	Visit our website at www.jennisondryden.com

■MAIL	■TELEPHONE	■WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Series has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Series’ website at www.jennisondryden.com and on the Commission’s website at www.sec.gov.

TRUSTEES
David E.A. Carson • Richard A. Redeker • Judy A. Rice

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer •
Lee D. Augsberger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

An investor should consider the investment objective, risks, charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Government Securities Trust/Money Market Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series will provide a full list of its portfolio holdings on its website (www.jennisondryden.com) as of the end of each month within approximately 30 days after the end of each month.

The Series’ Statement of Additional Information contains additional information about the Series’ Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	262434301	262434400

MF100E    IFS-A113125    Ed. 01/2006

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended November 30, 2005 and November 30, 2004, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $15,400 and $15,400, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal year ended November 30, 2005, KPMG LLP, the Registrant’s principal accountant, did not bill the Registrant for any audit-related services. For the fiscal year ended November 30, 2004, KPMG LLP, the Registrant’s principal accountant, billed the Registrant $2,000 for professional services provided in connection with the filing of Form N-14.

(c)	Tax Fees

None.

(d)	All Other Fees

None.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2)	Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(b) were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g)	Non-Audit Fees

Not applicable to Registrant for the fiscal years 2005 and 2004. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2005 and 2004 was $51,000 and $33,500, respectively.

(h)	Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Securities Trust

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 25, 2006

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 25, 2006

*	Print the name and title of each signing officer under his or her signature.